Schedule of Accumulated Other Comprehensive Loss (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, Foreign currency translation adjustment	$ (1,785)
Current period other comprehensive loss	(9,396)	(1,785)
Ending balance, Foreign currency translation adjustment	(11,181)	(1,785)
Beginning balance, Available-for-sale securities	(317)	(352)	(355)
Current period other comprehensive income	24	35	3
Ending balance, Available-for-sale securities	(293)	(317)	(352)
Beginning balance, Derivative instrument			(238)
Current period other comprehensive income			238
Accumulated other comprehensive loss, net of tax	$ (11,474)	$ (2,102)	$ (352)